Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies [Abstract]
Schedule of future minimum payments under non-cancellable operating leases
Office rental
RMB

2016	40,495
2017	32,247
2018	19,567
2019 and after	1,209
93,518